                         SEMIANNUAL REPORT
                         MARCH 31, 2002

PRUDENTIAL
STOCK INDEX FUND

                         FUND TYPE
                         Large-capitalization stock

                         OBJECTIVE
                         Provide investment results that correspond to the price and yield performance of the S&P 500 Index

                         This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                         The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of The Prudential
Insurance Companyof America, Newark, NJ, and its affiliates.

                                (LOGO)

Prudential Index Series Fund  Prudential Stock Index Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Stock Index Fund (the Fund) seeks to provide investment results that correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500
Index). The S&P 500 Index is widely regarded as representative of the performance of the U.S. stock market as a whole, and comprises stocks representing more than 80% of the total market value of all publicly traded U.S. common stocks. The difference between the Fund's return and that of the Index is primarily attributable to management fees and other expenses. There can be no assurance that the Fund will achieve its investment objective.

S&P 500 Index                As of 3/31/02

                         (GRAPH)

Source: Standard & Poor's; Bloomberg.
The S&P 500 Index, comprising stocks that represent approximately 80% of the total market value of all publicly traded U.S. common stock, is widely regarded as representative of the performance of the U.S. stock market as a whole. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw Hill Companies, Inc., and have been licensed for use by Prudential Investments LLC, its affiliates and subsidiaries. The Prudential
Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Prudential Stock Index Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

     www.prudential.com  (800) 225-1852

Semiannual Report  March 31, 2002

Cumulative Total Returns1             As of 3/31/02

                                           Six Months         One Year        Five Years      Since Inception2
Class A                                  10.60% (10.55)    -0.47% (-0.55)        N/A          -17.70% (-17.83)
Class B                                  10.19  (10.15)    -1.17  (-1.25)        N/A          -19.18  (-19.31)
Class C                                  10.27  (10.22)    -1.10  (-1.18)        N/A          -19.10  (-19.23)
Class Z                                  10.80  (10.76)    -0.15  (-0.22)  60.37% (59.93)     216.45  (215.59)
Class I                                  10.81  (10.77)    -0.09  (-0.16)        N/A           27.88   (27.58)
Lipper S&P 500 Index Obj. Funds  Avg.3       10.57             -0.49            58.15               ***
S&P 500 Index4                               10.99              0.24            62.36               ****

Average Annual Total Returns1                  As of 3/31/02
                     One Year        Five Years        Since Inception2
Class A           -3.70% (-3.78)         N/A             -9.17% (-9.23)
Class B           -6.11  (-6.18)         N/A             -9.76  (-9.82)
Class C           -3.07  (-3.14)         N/A             -8.95  (-9.01)
Class Z           -0.15  (-0.22)    9.91% (9.85)         13.04  (13.00)
Class I           -0.09  (-0.16)         N/A              5.41   (5.36)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. The returns in parentheses represent the returns for the class and time period specified, excluding waiver of management fees and/or expense subsidization. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2 Inception dates: Class A, B, and C, 11/18/99; Class Z, 11/5/92; and Class I, 8/1/97.

3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, and since inception periods in the Lipper S&P 500 Index Objective Funds category. Funds in the Lipper S&P 500 Index Objective Funds Average are passively managed, have limited expenses, and are designed to replicate the performance of the S&P 500 Index on a reinvested basis.

4 The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies which gives a broad look at how stock prices have performed.

Investors cannot invest directly in an index.

The returns for the Lipper Average and S&P 500 Index would be lower if they included the effect of sales charges or taxes.

***Lipper Since Inception returns are -16.05% for Class A, B, and C, 217.67% for Class Z, and 25.14% for Class I, based on all funds in each share class.

****The S&P 500 Index Since Inception returns are -14.95% for Class A, B, and C, 228.99% for Class Z, and 28.06% for Class I, based on all funds in each share class.
                                                     1

(LOGO)                   May 15, 2002

DEAR SHAREHOLDER,
In recent months, the investing environment in the United States may well have taken a historic change for the better. On December 2, 2001, Enron Corporation, an energy-trading firm that had been widely admired for its rapid growth and innovative business practices, filed for bankruptcy. Although this was the largest bankruptcy in U.S. history, many of the expected safeguards of shareholders' interests disappointed us. As a result, many companies have been making changes to better protect investors' interests.

These include voluntary moves to separate services that could cause conflicts of interest, trends toward more objective corporate boards, more detailed and revealing disclosures in corporate financial reports, an emphasis on stronger corporate balance sheets (less reliance on debt and complex financing arrangements), and a generally more critical view of ambitious profit projections. We believe that the underlying framework for investing was generally sound. These changes will strengthen it further.

In the following pages, the Fund's investment adviser reports on its return over this semiannual period.

Sincerely,

David R. Odenath, Jr., President
Prudential Index Series Fund/Prudential Stock Index Fund

Prudential Index Series Fund  Prudential Stock Index Fund

Semiannual Report  March 31, 2002

INVESTMENT ADVISER'S REPORT

The Prudential Stock Index Fund is designed to provide investment results that correspond to the performance of its target, the S&P 500 Index. Consequently, its return generally is affected by the same factors that drive the Index return.

A BOUNCE IS CLOBBERED
As we entered this reporting period for the Prudential Stock Index Fund on October 1, 2001, the S&P 500 was rebounding after a steep summer drop. The terrorist attacks of September 11 spurred the addition of both monetary and fiscal stimulus to the economy in large measures. The Federal Reserve reduced the benchmark federal funds interest rate by half a percentage point on September 17, October 2, and November 11, and by a quarter of a percentage point on December
11. The President quickly proposed $40 billion in relief aid, as well as other new spending measures. As a result, many observers came to expect a shorter recession and a steeper recovery than there would have been if the economy had been left to take its course. The S&P 500 rose despite few signs of actual economic improvement.

However, on December 2 the energy-trading firm Enron Corporation filed the largest bankruptcy in U.S. history. Enron's filing triggered a turnaround in investor sentiment that was reinforced soon afterward by the bankruptcy of the long-distance cable company Global Crossing. Investors' confidence in the securities markets was undermined by the failure of the firms' auditors or the credit-rating services to provide any warning of their large debt exposure and their insecure ability to make payments on that debt. The S&P 500 gave up much of its gains in a decline that lasted into mid-February. Throughout the latter months of the period investors were torn between increasing signs of economic recovery (not only in the United States, but globally, including Germany and Japan) and continuing corporate downsizing and profit warnings. Despite the strong net gain for the period, the market was very uncertain.

Prudential Index Series Fund  Prudential Stock Index Fund

Semiannual Report  March 31, 2002

A NEW CLASSIFICATION SYSTEM
We are using a new stock classification system in this report. Standard & Poor's and Morgan Stanley Capital International have jointly agreed upon a new 10-sector system that makes it easier to compare performance across national markets. In addition, the smallest sector in the new system is not quite as small as in the old S&P 500 classification. The reclassification had no impact on the constituents of the S&P 500, it only affected the way stocks are grouped into sectors and subgroups. We will refer to the narrowest classification in the new system as industries.

Financials and information technology were the largest sectors in the new system at the end of March, measured by market capitalization (the market value of all the outstanding shares of all the component companies). Each represented more than 15% of the Index. The healthcare, consumer discretionary, and industrial sectors were somewhat smaller, but each accounted for more than 10%. Consumer staples and energy were between 5% and 10%, while telecommunication services, utilities, and materials were each smaller than 5%.

THE TOP-PERFORMING SECTORS HAD VERY HIGH RETURNS
After all the ups and downs during this reporting period, most sectors had healthy gains. In fact, only 10 of the 123 industries in the new classification had negative returns. Three of the ten broad sectors advanced more than 20% during the six-month period.

The market upswing in the fourth quarter of 2001 particularly affected growth stocks, which had declined most during the preceding bear market. The growth-oriented information technology sector gained 25% over the six months. Indeed, the two best-performing industries were among those that had initially triggered the long market decline; Internet software and services, and semiconductor equipment companies. Their gains, starting from a very low average share-price, were 110% and 95%, respectively. Applications software also was among the best-performing industries. However, another industry that had been at the heart of the bear market,
           www.prudential.com  (800) 225-1852

telecommunications equipment manufacturers, continued to fall at a significant pace (down 14%). At the individual stock level, the nine largest gains in the entire S&P 500 were posted by eight technology stocks and the Internet media company Yahoo, all of which more than doubled during the period.

The materials sector's return was not far behind technology. Both metals and mining (the leading industry in the sector) and steel climbed steadily throughout the period. The materials sector often signals an improving economy because there is a direct connection between economic activity and raw material use.

Consumer discretionary was the third sector to generate a very strong return. The recession was concentrated in manufacturing and capital investment while consumer spending in general continued at a high pace. The stocks in this sector reflected that strength. One core consumer expenditure was housing, and homebuilding continued to be robust. Stocks of homebuilding companies notched excellent gains. Casinos and gaming, hotels, apparel and accessories, household appliances, and auto parts and equipment also posted returns greater than 40%. The Limited (clothing chain), Univision Communications (media), Hilton Hotels, and Dillards (department stores) were among the top 20 stocks in the S&P 500.

MANY SECTORS PERFORMED WELL
Four other sectors recorded double-digit returns. Industrials, like materials, benefited from the belief that the economy was about to improve. The air freight and couriers, trucking, employment services, and metals and glass container industries were among the top 20 industries in the S&P 500 Index.

The energy sector had a slightly more complicated story. Energy stocks had fallen as the global economy slowed and demand for energy fell. The prospect that energy demand would recover boosted share prices during the Fund's reporting period. Every S&P 500 stock in this sector rose except Halliburton, whose 24% slide was the result of exposure to asbestos litigation in a recently purchased subsidiary.
                                               5

Prudential Index Series Fund  Prudential Stock Index Fund

Semiannual Report  March 31, 2002

Similarly, all but a few of the consumer staples companies in the S&P 500 had positive returns. As with consumer discretionary stocks, consumer staples stocks benefited from the sustained level of consumer spending at a time when other spending was subdued or declining. Coors (beer), Winn-Dixie (supermarkets), and Alberto-Culver (personal care products) led the sector with returns above 39%. Supervalu (supermarkets), Anheuser Busch (beer), Proctor & Gamble (household products), and Coca-Cola Enterprises also gained more than 20% over the six-month period.

Many companies in the financial sector were affected by the period's unexpected events. The top performer, Ace, is a property/casualty insurer whose share price took a steep dive immediately after September 11. Ace's stock already was recovering when the Fund's reporting period began on October 1 and continued to rise to somewhat above its previous level. American Express, the second-best performer, was hurt by the threat to its travel and charge-card businesses, but its shares began to recover as investors took a more positive view of its prospects. Other sector leaders bounced in recovery after being driven down by the poor capital markets (Merrill Lynch, T. Rowe Price, Stilwell Financial, Bear Stearns) or by a sharp drop in the stocks of credit card companies after September 11 (Capital One Financial, Bank One, MBNA). The worst performers in the sector were hurt by their credit exposure (Providian Financial) or by the complexity of their financial statements (Conseco, American International Group) as investors' reacted strongly to Enron's concealed weakness.

The shares of Aon, an insurance broker, moved in the opposite pattern. They spiked after September 11 because investors anticipated greater demand for insurance. The stock fell to about its pre-
September 11 level during the Fund's reporting period.

A FEW SECTORS WERE FLAT OR DOWN
The healthcare sector was flat over the period. Most healthcare industries benefited from the sector's noncyclicality--its relative insensitivity to the economic cycle. Moreover, prices for health products and services have
         www.prudential.com  (800) 225-1852

been increasing. Many investors find the sector attractive because they expect the healthcare market to grow as the populations of developed countries age. Stocks of companies in the healthcare supplies, healthcare distribution and services, and managed health industries had substantial gains. These gains were offset, however, by pharmaceutical companies, whose stocks fell after large gains in prior years.

Like healthcare, the utility sector also had some good performers, but was held down by a heavy anchor. Energy-focused utilities such as Duke, Williams Companies, and Dynegy are classified as "multi-utilities," an industry that fell 52%. With every stock in the group falling in price, it was the poorest-performing S&P 500 industry. Although other firms in the business appear to have been less vulnerable to changes in their ability to get financing than Enron, they resembled Enron in that they had high levels of debt and used aggressive accounting methods. The industry also included Calpine, whose stock plummeted 44% over the Fund's reporting period after an article in a leading newspaper claimed that its financial statements were misleading. Prior to this disclosure, corporate insiders had sold more than $34 million of Calpine stock. The loss for the utility sector as a whole was moderated by the positive returns of the gas and electric industries.

Telecommunication services providers make up a separate sector. It has been at the heart of this bear market from the beginning, but it continued its rapid slide, falling 25%. The worst industry in the sector was wireless service providers, down 48%. Wireless companies had been competing very aggressively, and invested heavily in licenses and hardware. They suffered when consumer interest in new advanced services failed to develop as rapidly as they had anticipated. Moreover, more recently, some companies reported slowing subscriber growth and lower average revenue from new subscribers than from old. Integrated telecommunications providers fell less than half as much over this reporting period, but that still was an enormous half-year loss.
                                            7

Prudential Index Series Fund  Prudential Stock Index Fund

Semiannual Report  March 31, 2002

WHERE WE ARE NOW
Although many economists now expect a rapid economic recovery in the United States, many stock analysts think that a broad and sustained stock market upswing is not likely until earnings prospects are brighter and more solidly based. Forecasts are mixed about when the profit recovery may happen, but a common view is that it won't be before late in 2002.

However, stock prices tend to rise quickly on the mere rumor of good profit reports because many investors try to buy at the last moment. Such attempts at market timing have kept many investors from participating in upswings until a large part of the gains already had been realized. We think it is an advantage of index funds that their managers do not try to time the market. The Prudential Stock Index Fund aims at returns that keep pace with the growth of the U.S. stock market, which economists expect to reflect the growth of the U.S. economy over the long term.

Prudential Stock Index Fund Management Team

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited)

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  94.5%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  1.7%
     189,284       Boeing Co.                                     $      9,132,953
      46,406       General Dynamics Corp.                                4,359,844
     181,715       Honeywell International, Inc.                         6,954,233
     100,956       Lockheed Martin Corp.                                 5,813,046
      24,220(c)    Northrop Grumman Corp.                                2,738,071
      89,744       Raytheon Co.                                          3,683,991
      41,763       Rockwell Collins, Inc.                                1,053,263
      41,763       Rockwell International Corp.                            837,766
     106,920(c)    United Technologies Corp.                             7,933,464
                                                                  ----------------
                                                                        42,506,631
-------------------------------------------------------------------------------------
Airlines  0.2%
      32,949       AMR Corp.(a)                                            870,183
      26,684       Delta Airlines, Inc.                                    873,101
     175,574       Southwest Airlines Co.                                3,397,357
      24,821(c)    US Airways Group, Inc.(a)                               160,095
                                                                  ----------------
                                                                         5,300,736
-------------------------------------------------------------------------------------
Aluminum  0.4%
      74,029       Alcan, Inc.                                           2,933,769
     191,044       Alcoa, Inc.                                           7,210,001
                                                                  ----------------
                                                                        10,143,770
-------------------------------------------------------------------------------------
Automobiles & Trucks  0.9%
      11,479       Cummins, Inc.                                           542,153
      35,740       Dana Corp.                                              767,338
     123,484       Delphi Automotive Systems Corp.                       1,974,509
     410,863       Ford Motor Co.                                        6,775,131
     123,378(c)    General Motors Corp.                                  7,458,200
      38,799       Genuine Parts Co.                                     1,426,639
      20,076       Johnson Controls, Inc.                                1,772,912
      15,760       Navistar International Corp.(a)                         698,168

    See Notes to Financial Statements                                      9

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
      31,370       Visteon Corp.                                  $        519,173
                                                                  ----------------
                                                                        21,934,223
-------------------------------------------------------------------------------------
Banking  6.5%
      79,900       AmSouth Bancorporation                                1,756,202
     357,367       Bank of America Corp.                                24,308,103
     165,236       Bank of New York Co., Inc.                            6,943,217
     265,816       Bank One Corp.                                       11,105,792
     104,058       BB&T Corp.                                            3,965,650
      50,467(c)    Capital One Financial Corp.                           3,222,318
      52,785       Charter One Financial, Inc.                           1,647,948
      40,161       Comerica, Inc.                                        2,512,874
     131,273       Fifth Third Bancorp                                   8,858,302
     239,334       FleetBoston Financial Corp.                           8,376,690
      34,692       Golden West Financial Corp.                           2,202,942
      54,429       Huntington Bancshares, Inc.                           1,072,251
     447,529       JP Morgan Chase & Co.                                15,954,409
      94,635       KeyCorp                                               2,522,023
     103,946       Mellon Financial Corp.                                4,011,276
     135,398       National City Corp.                                   4,164,842
      49,962       Northern Trust Corp.                                  3,003,216
      64,636       PNC Financial Services Group                          3,974,468
      65,102       Providian Financial Corp.                               491,520
      79,600       SouthTrust Corp.                                      2,101,440
      74,362       State Street Corp.                                    4,118,168
      65,183       SunTrust Banks, Inc.                                  4,349,662
      29,400       Union Planters Corp.                                  1,393,266
     440,695       US Bancorp                                            9,946,486
     306,365       Wachovia Corp.                                       11,360,014
     384,440       Wells Fargo & Co.                                    18,991,336
      20,500       Zions Bancorporation                                  1,215,035
                                                                  ----------------
                                                                       163,569,450
-------------------------------------------------------------------------------------
Beverages  2.6%
      10,347       Adolph Coors Co.                                        698,112
     198,454(c)    Anheuser - Busch Co., Inc.                           10,359,299
      15,138       Brown-Forman Corp.                                    1,101,441

    10                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
     562,932       Coca-Cola Co.                                  $     29,418,826
      97,200(c)    Coca-Cola Enterprises, Inc.                           1,825,416
      62,000       Pepsi Bottling Group, Inc.                            1,603,940
     396,205       PepsiCo, Inc.                                        20,404,558
                                                                  ----------------
                                                                        65,411,592
-------------------------------------------------------------------------------------
Chemicals  1.0%
      50,532       Air Products & Chemicals, Inc.                        2,609,978
     206,136       Dow Chemical Co.                                      6,744,770
     231,044       E.I. du Pont de Nemours & Co.                        10,893,725
      17,693       Eastman Chemical Co.(c)                                 863,241
      27,031       Hercules, Inc.(a)                                       359,783
      47,970       Rohm & Haas Co.(a)                                    2,027,692
      18,316       Sigma-Aldrich Corp.                                     860,119
                                                                  ----------------
                                                                        24,359,308
-------------------------------------------------------------------------------------
Chemical - Specialty  0.1%
      27,704       Engelhard Corp.                                         859,655
      10,890       Great Lakes Chemical Corp.                              306,772
      34,979       Praxair, Inc.                                         2,091,744
                                                                  ----------------
                                                                         3,258,171
-------------------------------------------------------------------------------------
Commercial Services  0.2%
     116,100       Concord EFS, Inc.(a)                                  3,860,325
      39,000       Convergys Corp.(a)                                    1,153,230
      34,388       Moodys Corp.                                          1,413,347
                                                                  ----------------
                                                                         6,426,902
-------------------------------------------------------------------------------------
Computer Hardware  2.4%
      76,312       Apple Computer, Inc.(a)                               1,806,305
     586,840(c)    Dell Computer Corp.(a)                               15,322,392
      67,792       Gateway, Inc.(a)                                        428,446
     389,734       International Business Machines Corp.                40,532,336
      20,300       NCR Corp.(a)                                            908,425
     116,619       Palm, Inc.(a)                                           465,310
                                                                  ----------------
                                                                        59,463,214

    See Notes to Financial Statements                                     11

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
Computer Software & Services  7.4%
      54,620       Adobe Systems, Inc.                            $      2,200,640
      12,105       Autodesk, Inc.                                          565,182
     138,878       Automatic Data Processing, Inc.                       8,092,421
      55,600       BMC Software, Inc.(a)                                 1,081,420
   1,663,244       Cisco Systems, Inc.(a)                               28,158,721
      40,900       Citrix Systems, Inc.(a)                                 706,752
     388,247       Compaq Computer Corp.                                 4,057,181
     131,258       Computer Associates International, Inc.               2,873,238
      40,351       Computer Sciences Corp.(a)                            2,047,813
      84,100       Compuware Corp.(a)                                    1,085,731
     499,104(c)    EMC Corp.(a)                                          5,949,320
      85,532       First Data Corp.                                      7,462,667
      49,200       Intuit, Inc.(a)                                       1,887,312
      42,320(c)    KLA-Tencor Corp.(a)                                   2,814,280
      17,600(c)    Mercury Interactive Corp.(a)                            662,640
     137,616(c)    Micron Technology, Inc.(a)                            4,527,566
   1,225,806       Microsoft Corp.(a)                                   73,928,360
      90,202       Novell, Inc.(a)                                         350,886
      31,900       Novellus Systems, Inc.(a)                             1,727,066
      31,600(c)    NVIDIA Corp.(a)                                       1,401,776
   1,260,440       Oracle Corp.(a)                                      16,133,632
      62,779       Parametric Technology Corp.(a)                          379,185
      70,400(c)    PeopleSoft, Inc.(a)                                   2,571,712
      43,500       Rational Software Corp.(a)                              688,605
      23,800       Sapient Corp.(a)                                        113,050
     106,100(c)    Siebel Systems, Inc.(a)                               3,459,921
     740,896       Sun Microsystems, Inc.(a)                             6,534,703
      89,777(c)    VERITAS Software Corp.(a)                             3,934,926
                                                                  ----------------
                                                                       185,396,706
-------------------------------------------------------------------------------------
Construction  0.1%
      18,237       Fluor Corp.                                             743,887
      12,691       KB Home                                                 550,789
      11,143       Pulte Homes, Inc.(a)                                    533,193
      21,500       Vulcan Materials Co.                                  1,022,110
                                                                  ----------------
                                                                         2,849,979

    12                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
Containers  0.1%
      11,516       Ball Corp.                                     $        543,785
      13,305       Bemis Co.                                               723,127
      35,258       Pactiv Corp.(a)                                         705,865
                                                                  ----------------
                                                                         1,972,777
-------------------------------------------------------------------------------------
Cosmetics & Soaps  1.9%
      12,457       Alberto-Culver Co.                                      672,678
      52,472       Avon Products, Inc.                                   2,850,279
      55,032       Clorox Co.                                            2,401,046
     123,930       Colgate-Palmolive Co.                                 7,082,599
     237,039       Gillette Co.                                          8,061,696
      22,975       International Flavors & Fragrances, Inc.                803,436
     293,619       Procter & Gamble Co.                                 26,452,136
                                                                  ----------------
                                                                        48,323,870
-------------------------------------------------------------------------------------
Diversified Gas
      11,923       NICOR, Inc.                                             543,093
-------------------------------------------------------------------------------------
Drugs & Medical Supplies  12.2%
     352,874       Abbott Laboratories                                  18,561,172
      30,782       Allergan, Inc.                                        1,990,056
      22,700(c)    AmerisourceBergen Corp.(a)                            1,550,410
     236,324       Amgen, Inc.(a)                                       14,103,816
      12,056       Bard (C.R.), Inc.                                       711,907
      13,038(c)    Bausch & Lomb, Inc.                                     581,104
     133,474       Baxter International, Inc.                            7,944,372
      60,712       Becton Dickinson & Co.                                2,290,057
      32,800(c)    Biogen, Inc.(a)                                       1,609,168
      62,023       Biomet, Inc.                                          1,678,342
      93,662       Boston Scientific Corp.(a)                            2,349,980
     436,714       Bristol-Myers Squibb Co.                             17,682,550
     102,873       Cardinal Health, Inc.                                 7,292,667
      39,500(c)    Forest Laboratories, Inc.(a)                          3,227,150
      48,900(c)    Genzyme Corp.(a)                                      2,135,463
      68,248       Guidant Corp.(a)                                      2,956,503
     124,500       Immunex Corp.(a)                                      3,767,370

    See Notes to Financial Statements                                     13

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
     693,869       Johnson & Johnson                              $     45,066,792
      57,933       King Pharmaceuticals, Inc.(a)                         2,028,234
     253,497(c)    Lilly (Eli) & Co.                                    19,316,471
      55,300(c)    MedImmune, Inc.(a)                                    2,174,949
     273,658       Medtronic, Inc.                                      12,372,078
     515,644       Merck & Co., Inc.                                    29,690,782
   1,424,862       Pfizer, Inc.                                         56,624,016
     292,401       Pharmacia Corp.                                      13,181,437
     332,124       Schering- Plough Corp.                               10,395,481
      18,866       St. Jude Medical, Inc.(a)                             1,455,512
      45,700       Stryker Corp.                                         2,757,081
      23,900       Watson Pharmaceuticals, Inc.(a)                         647,451
     297,491       Wyeth                                                19,530,284
      43,511       Zimmer Holdings, Inc.(a)                              1,481,550
                                                                  ----------------
                                                                       307,154,205
-------------------------------------------------------------------------------------
Electronics  4.8%
      79,924(c)    Advanced Micro Devices, Inc.(a)                       1,175,682
     105,496       Agilent Technologies, Inc.(a)                         3,688,140
      85,800       Altera Corp.(a)                                       1,876,446
      80,900       Analog Devices, Inc.(a)                               3,643,736
      52,400       Conexant Systems, Inc.(a)                               631,420
     109,600(c)    Electronic Data Systems Corp.                         6,355,704
      97,475       Emerson Electric Co.                                  5,594,090
     439,136       Hewlett-Packard Co.                                   7,878,100
   1,518,688       Intel Corp.(a)                                       46,183,302
      45,100(c)    Jabil Circuit, Inc.(a)                                1,061,203
      70,400       Linear Technology Corp.                               3,113,088
      87,544(c)    LSI Logic Corp.(a)                                    1,488,248
      73,200       Maxim Integrated Products, Inc.(a)                    4,077,972
      43,250       Molex, Inc.                                           1,499,478
     507,713       Motorola, Inc.                                        7,209,525
      42,276       National Semiconductor Corp.(a)                       1,424,278
      27,170       PerkinElmer, Inc.                                       502,645
      37,500       PMC-Sierra, Inc.(a)                                     610,500
      22,400       QLogic Corp.(a)                                       1,109,248
     119,500(c)    Sanmina Corp.(a)                                      1,404,125

    14                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
     184,500(c)    Solectron Corp.(a)                             $      1,439,100
      22,624       Tektronix, Inc.(a)                                      535,284
      39,900(c)    Teradyne, Inc.(a)                                     1,573,257
     394,452       Texas Instruments, Inc.                              13,056,361
      17,733       Thomas & Betts Corp.                                    375,230
      77,900(c)    Xilinx, Inc.(a)                                       3,105,094
                                                                  ----------------
                                                                       120,611,256
-------------------------------------------------------------------------------------
Financial Services  7.2%
      24,300       Ambac Financial Group, Inc.                           1,435,401
     302,059       American Express Co.                                 12,372,337
      21,998       Bear, Stearns & Co., Inc.                             1,380,374
     307,011       Charles Schwab Corp.                                  4,018,774
   1,163,055       Citigroup, Inc.                                      57,594,484
      25,837       Countrywide Credit, Inc.                              1,156,206
      18,919       Deluxe Corp.                                            875,193
      29,930(c)    Equifax, Inc.                                           894,907
     158,232       Federal Home Loan Mortgage Corp.                     10,027,162
     225,834       Federal National Mortgage Association                18,039,620
      43,200       Fiserv, Inc.(a)                                       1,986,768
      58,414       Franklin Resources, Inc.                              2,448,715
      41,360       H&R Block, Inc.                                       1,838,452
     105,050(c)    Household International Corp.                         5,966,840
      69,800       John Hancock Financial Services, Inc.                 2,665,662
      55,774       Lehman Brothers Holdings, Inc.                        3,605,231
      24,000       Marshall & Ilsley Corp.                               1,493,760
     192,543       MBNA Corp.                                            7,426,384
     192,434       Merrill Lynch & Co., Inc.                            10,656,995
     247,536       Morgan Stanley Dean Witter & Co.                     14,186,288
      85,925       Paychex, Inc.                                         3,411,222
      53,600       Regions Financial Corp.                               1,841,160
      48,900       Stilwell Financial, Inc.                              1,197,561
      65,666       Synovus Financial Corp.                               2,001,500
      30,400       T. Rowe Price Group, Inc.                             1,183,472
      35,464       USA Education, Inc.                                   3,468,379
     215,087(c)    Washington Mutual, Inc.                               7,125,832
                                                                  ----------------
                                                                       180,298,679

    See Notes to Financial Statements                                     15

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
Foods  1.5%
     151,059       Archer-Daniels-Midland Co.                     $      2,104,252
      96,147       Campbell Soup Co.                                     2,576,740
     118,943       ConAgra, Inc.                                         2,884,368
      80,872       General Mills, Inc.                                   3,950,597
      78,514       H.J. Heinz & Co.                                      3,258,331
      30,358       Hershey Foods Corp.                                   2,080,737
      93,870       Kellogg Co.                                           3,151,216
     174,486       Sara Lee Corp.                                        3,622,329
     151,880(c)    Sysco Corp.                                           4,529,062
     129,735       Unilever N.V.                                         7,368,948
      52,104       Wm. Wrigley Jr. Co.                                   2,777,664
                                                                  ----------------
                                                                        38,304,244
-------------------------------------------------------------------------------------
Forest Products  0.8%
      14,449       Boise Cascade Corp.                                     523,632
      55,530(c)    Georgia-Pacific Corp.                                 1,663,124
     108,284       International Paper Co.                               4,657,295
     119,616       Kimberly-Clark Corp.                                  7,733,174
      29,156       Louisiana-Pacific Corp.                                 313,136
      43,735       MeadWestvaco Corp.                                    1,449,815
      43,300       Plum Creek Timber Co., Inc.                           1,286,443
      10,245       Temple-Inland, Inc.                                     581,096
      48,300       Weyerhaeuser Co.                                      3,036,138
                                                                  ----------------
                                                                        21,243,853
-------------------------------------------------------------------------------------
Gas Distribution
      29,600       KeySpan Corp.                                         1,077,144
-------------------------------------------------------------------------------------
Gas Pipelines  0.5%
      34,697       Cinergy Corp.                                         1,240,418
     117,004       El Paso Corp.                                         5,151,686
      27,400       Kinder Morgan, Inc.                                   1,326,982
       6,832       Peoples Energy Corp.                                    269,044
      48,898       Sempra Energy                                         1,229,785
     116,992       Williams Companies, Inc.                              2,756,331
                                                                  ----------------
                                                                        11,974,246

    16                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
Health Care  0.2%
      24,960       Manor Care, Inc.(a)                            $        581,568
      63,176       McKesson HBOC, Inc.                                   2,364,678
      30,700       Quintiles Transnational Corp.(a)                        544,925
      33,000       Wellpoint Health Networks, Inc.(a)                    2,101,110
                                                                  ----------------
                                                                         5,592,281
-------------------------------------------------------------------------------------
Hospital Management  0.8%
     115,831       HCA, Inc.                                             5,105,830
      52,000(c)    Health Management Associates, Inc.,(a)                1,077,960
      84,549(c)    Healthsouth Corp.(a)                                  1,213,278
      33,810       Humana, Inc.(a)                                         457,449
      66,110       IMS Health, Inc.                                      1,484,170
      74,048       Tenet Healthcare Corp.(a)                             4,962,697
      71,512       United Health Group, Inc.                             5,464,947
                                                                  ----------------
                                                                        19,766,331
-------------------------------------------------------------------------------------
Housing Related  0.4%
      14,797       Centex Corp.                                            768,408
      43,100       Leggett & Platt, Inc.                                 1,068,880
     102,326       Masco Corp.                                           2,808,849
      19,318       Maytag Corp.                                            854,822
      63,127(c)    Newell Rubbermaid, Inc.                               2,017,539
      19,438       Stanley Works                                           899,007
      12,240       Tupperware Corp.                                        278,460
      16,039       Whirlpool Corp.                                       1,211,746
                                                                  ----------------
                                                                         9,907,711
-------------------------------------------------------------------------------------
Insurance  4.0%
      59,200       ACE Ltd.                                              2,468,640
      34,593(c)    Aetna, Inc.(a)                                        1,342,900
     120,500       AFLAC, Inc.                                           3,554,750
     159,408       Allstate Corp.                                        6,020,840
     590,638       American International Group, Inc.                   42,608,625
      59,989       Aon Corp.                                             2,099,615
      38,434(c)    Chubb Corp.                                           2,809,526
      33,397       CIGNA Corp.                                           3,386,122

    See Notes to Financial Statements                                     17

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
      34,614       Cincinnati Financial Corp.                     $      1,511,247
      71,160(c)    Conseco, Inc.(a)                                        257,599
      55,753       Hartford Financial Services Group, Inc.               3,797,894
      32,986(c)    Jefferson-Pilot Corp.                                 1,651,939
      43,830       Lincoln National Corp.                                2,223,496
      62,870(c)    Marsh & McLennan Companies, Inc.                      7,087,964
      32,958       MBIA, Inc.                                            1,802,473
     163,500       Metlife, Inc.                                         5,150,250
      24,120(c)    MGIC Investment Corp.                                 1,650,532
      17,093       Progressive Corp.                                     2,848,036
      29,029       SAFECO Corp.                                            930,089
      45,717       St. Paul Companies, Inc.                              2,096,125
      28,315       Torchmark Corp.                                       1,140,811
      57,426       UnumProvident Corp.                                   1,603,908
      29,700       Xl Capital Ltd.                                       2,772,495
                                                                  ----------------
                                                                       100,815,876
-------------------------------------------------------------------------------------
Internet  0.1%
     132,600(c)    Yahoo!, Inc.(a)                                       2,449,122
-------------------------------------------------------------------------------------
Leisure  0.4%
      24,399       Brunswick Corp.                                         666,581
     133,900(c)    Carnival Corp.                                        4,371,835
      23,724       Harrah's Entertainment, Inc.(a)                       1,050,024
      38,154       Hasbro, Inc.                                            603,596
      19,100       International Game Tech., Inc.(a)                     1,190,312
      95,613       Mattel, Inc.(a)                                       1,992,575
                                                                  ----------------
                                                                         9,874,923
-------------------------------------------------------------------------------------
Lodging  0.1%
      84,021       Hilton Hotels Corp.                                   1,201,500
      52,552       Marriott International, Inc.                          2,362,213
                                                                  ----------------
                                                                         3,563,713
-------------------------------------------------------------------------------------
Machinery  0.7%
      76,128       Caterpillar, Inc.                                     4,327,877
      22,120       Cooper Industries, Inc.                                 927,934
      54,740(c)    Deere & Co.                                           2,493,407

    18                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
      45,362       Dover Corp.                                    $      1,859,842
      14,577       Eaton Corp.                                           1,180,446
      39,395       Ingersoll-Rand Co.                                    1,970,538
      17,282       PACCAR, Inc.                                          1,265,215
      28,192       Parker Hannifin Corp.                                 1,406,781
      12,042       Snap-On, Inc.                                           410,030
      40,402       Thermo Electron Corp.(a)                                837,533
                                                                  ----------------
                                                                        16,679,603
-------------------------------------------------------------------------------------
Media  3.5%
   1,001,624       AOL Time Warner(a)                                   23,688,408
     134,838       Clear Channel Communications, Inc.(a)                 6,932,022
     211,720       Comcast Corp.(a)                                      6,732,696
      24,240       Donnelley (R.R.) & Sons, Co.                            753,864
      19,804       Dow Jones & Co., Inc.                                 1,152,989
      60,089       Gannett Co., Inc.                                     4,572,773
      83,312(c)    Interpublic Group of Companies., Inc.                 2,855,935
      18,183       Knight-Ridder, Inc.                                   1,248,990
      44,100       McGraw Hill Companies., Inc.                          3,009,825
      14,096       Meredith Corp.                                          599,221
      35,190       New York Times Co.                                    1,684,193
     458,013       The Walt Disney Co.                                  10,570,940
      68,027       Tribune Co.                                           3,092,508
      48,900(c)    Univision Communications, Inc.(a)                     2,053,800
     402,352       Viacom, Inc.(a)                                      19,461,766
                                                                  ----------------
                                                                        88,409,930
-------------------------------------------------------------------------------------
Mineral Resources  0.3%
     116,096(c)    Barrick Gold Corp. (ADR) (Canada)                     2,154,742
      35,628(c)    Freeport-McMoran Copper & Gold, Inc.(a)                 627,765
      41,703       Inco Ltd.(a)                                            816,128
      87,997       Newmont Mining Corp.                                  2,436,637
      18,130(c)    Phelps Dodge Corp.                                      763,273
      80,170       Placer Dome, Inc.                                       982,082
                                                                  ----------------
                                                                         7,780,627

    See Notes to Financial Statements                                     19

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
Miscellaneous Basic Industry  6.3%
      41,700       American Power Conversion Corp.(a)             $        616,326
      49,464       Applera Corp.-Applied Biosystems Group                1,105,520
     185,344       Applied Materials, Inc.(a)                           10,058,619
      63,300       Applied Micro Circuits Corp.(a)                         506,400
      67,300(c)    Calpine Corp.(a)                                        854,710
     223,059(c)    Cendant Corp.(a)                                      4,282,733
      42,700       Chiron Corp.(a)                                       1,959,503
      14,383       Crane Co.                                               393,231
      32,900(c)    Danaher Corp.                                         2,336,558
      80,500       Dynegy, Inc.                                          2,334,500
      30,541       Ecolab, Inc.                                          1,396,335
      27,700(c)    EOG Resources, Inc.                                   1,123,512
      35,908       Fortune Brands, Inc.                                  1,772,778
   2,246,672       General Electric Co.                                 84,137,866
      20,474       Grainger (W.W.), Inc.                                 1,151,253
      69,700       Harley-Davidson, Inc.                                 3,842,561
      69,768       Illinois Tool Works, Inc.                             5,047,715
      20,786       ITT Industries, Inc.                                  1,310,349
      43,468       Loews Corp.                                           2,546,355
      10,661       Millipore Corp.                                         471,643
      32,100       Nabors Industries, Inc.(a)                            1,356,225
      41,667       Omnicom Group, Inc.                                   3,933,365
      25,504       Pall Corp.                                              522,577
      15,600       Power-One, Inc.(a)                                      127,608
      39,274       PPG Industries, Inc.                                  2,156,535
      38,400       Robert Half International, Inc.(a)                    1,133,568
      17,418(c)    Sealed Air Corp.(a)                                     820,039
      51,450(c)    Symbol Technologies, Inc.                               578,298
      30,967       Textron, Inc.                                         1,582,414
      23,700(c)    TMP Worldwide, Inc.(a)                                  816,939
      28,849       TRW, Inc.                                             1,484,858
     450,680       Tyco International Ltd.                              14,565,978
      45,600       Vitesse Semiconductor Corp.(a)                          446,880
      29,200       Waters Corp.(a)                                         816,724
                                                                  ----------------
                                                                       157,590,475

    20                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
Miscellaneous Consumer Growth  0.6%
      12,598(c)    American Greetings Corp.                       $        228,654
      15,832       Black & Decker Corp.                                    736,821
     215,997(c)    Corning, Inc.(a)                                      1,645,897
      65,265(c)    Eastman Kodak Co.                                     2,034,310
      88,399       Minnesota Mining & Manufacturing Co.                 10,166,769
                                                                  ----------------
                                                                        14,812,451
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.6%
      24,568       Avery Dennison Corp.                                  1,499,385
      36,900       Cintas Corp.                                          1,839,834
      28,252(c)    Lexmark International Group, Inc.(a)                  1,615,449
      76,300       Network Appliance, Inc.(a)                            1,554,994
      66,800       Office Depot, Inc.(a)                                 1,325,980
      53,725       Pitney Bowes, Inc.                                    2,299,430
     102,850(c)    Staples, Inc.(a)                                      2,053,914
      72,290       Unisys Corp.(a)                                         913,023
     169,698       Xerox Corp.                                           1,824,254
                                                                  ----------------
                                                                        14,926,263
-------------------------------------------------------------------------------------
Petroleum  5.7%
      19,478       Amerada Hess Corp.                                    1,545,774
      57,818       Anadarko Petroleum Corp.                              3,263,248
      29,685(c)    Apache Corp.                                          1,688,483
      17,145       Ashland Oil, Inc.                                       780,269
      48,182       Burlington Resources, Inc.                            1,931,616
     242,290       Chevron Corp.                                        21,871,518
      34,900(c)    Devon Energy Corp.                                    1,684,623
   1,548,614       Exxon Mobil Corp.                                    67,875,752
      20,759       Kerr-McGee Corp.                                      1,304,703
      70,360       Marathon Oil Corp.                                    2,026,368
      81,438       Occidental Petroleum Corp.                            2,373,918
      85,816       Phillips Petroleum Co.                                5,389,245
     480,931       Royal Dutch Petroleum Co.                            26,124,172

    See Notes to Financial Statements                                     21

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
      17,914       Sunoco, Inc.                                   $        716,739
      73,463(c)    Transocean Sedco Forex, Inc.                          2,441,175
      55,039       Unocal Corp.                                          2,143,769
                                                                  ----------------
                                                                       143,161,372
-------------------------------------------------------------------------------------
Petroleum Services  0.8%
      74,579(c)    Baker Hughes, Inc.                                    2,852,647
     142,850       Conoco, Inc.                                          4,168,363
     101,911       Halliburton Co.                                       1,739,621
       9,310       McDermott International, Inc.(a)                        144,771
      28,400(c)    Noble Drilling Corp.(a)                               1,175,476
      87,452       PG&E Corp.                                            2,060,369
      23,810       Rowan Companies, Inc.(a)                                548,582
     129,621       Schlumberger Ltd.                                     7,624,307
                                                                  ----------------
                                                                        20,314,136
-------------------------------------------------------------------------------------
Railroads  0.4%
      88,623       Burlington Northern Santa Fe Corp.                    2,674,642
      50,003       CSX Corp.                                             1,905,614
      87,511       Norfolk Southern Corp.                                2,095,014
      55,729(c)    Union Pacific Corp.                                   3,463,000
                                                                  ----------------
                                                                        10,138,270
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.2%
      95,700       Equity Office Properties Trust                        2,870,043
      58,500       Equity Residential Properties Trust                   1,681,290
      45,000       Starwood Hotels & Resorts Worldwide, Inc.             1,692,450
                                                                  ----------------
                                                                         6,243,783
-------------------------------------------------------------------------------------
Restaurants  0.5%
      24,902       Darden Restaurants, Inc.                              1,010,772
     288,130       McDonald's Corp.                                      7,995,608
      90,700       Starbucks Corp.(a)                                    2,097,891
      32,966       Tricon Global Restaurants, Inc.(a)                    1,937,742
      23,079(c)    Wendy's International, Inc.                             807,303
                                                                  ----------------
                                                                        13,849,316

    22                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
Retail  7.1%
      94,013(c)    Albertson's, Inc.                              $      3,115,591
      24,600       AutoZone, Inc.(a)                                     1,693,710
      65,200       Bed Bath & Beyond, Inc.(a)                            2,200,500
      47,600(c)    Best Buy Co., Inc.(a)                                 3,769,920
      32,724       Big Lots, Inc.(a)                                       459,772
      50,478       Circuit City Stores, Inc.                               910,623
     100,808       Costco Wholesale Corp.(a)                             4,014,175
      87,296       CVS Corp.                                             2,996,872
      27,523       Dillards, Inc.                                          656,699
      74,050       Dollar General Corp.                                  1,205,534
      36,200       Family Dollar Stores, Inc.                            1,213,062
      42,575       Federated Department Stores, Inc.(a)                  1,739,189
     199,813       Gap, Inc.                                             3,005,187
     530,384       Home Depot, Inc.                                     25,781,966
      57,584(c)    J.C. Penney Co., Inc.                                 1,192,565
      28,700       Jones Apparel Group, Inc.(a)                          1,003,065
      75,300(c)    Kohl's Corp.(a)                                       5,357,595
     183,334       Kroger Co.(a)                                         4,062,681
     108,122       Limited, Inc.                                         1,935,384
      20,792       Liz Claiborne, Inc.                                     589,661
     176,448       Lowe's Companies, Inc.                                7,673,723
      65,571       May Department Stores Co.                             2,285,149
      60,738       Nike, Inc.                                            3,644,887
      29,700       Nordstrom, Inc.                                         727,650
      43,554(c)    Radioshack Corp.                                      1,308,362
      19,149       Reebok International Ltd.(a)                            517,597
     112,200(c)    Safeway, Inc.(a)                                      5,051,244
      72,096       Sears, Roebuck & Co.                                  3,696,362
      36,316       Sherwin-Williams Co.                                  1,034,280
      32,212       Supervalu, Inc.                                         831,070
     204,982       Target Corp.                                          8,838,824
      35,200       Tiffany & Co.                                         1,251,360
      63,016       TJX Companies, Inc.                                   2,521,270
      42,207(c)    Toys 'R' Us, Inc.(a)                                    758,038
   1,009,326       Wal-Mart Stores, Inc.                                61,861,590

    See Notes to Financial Statements                                     23

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
     229,478       Walgreen Co.                                   $      8,993,243
      26,940(c)    Winn-Dixie Stores, Inc.                                 432,118
                                                                  ----------------
                                                                       178,330,518
-------------------------------------------------------------------------------------
Rubber  0.1%
      13,588       Cooper Tire & Rubber Co.                                294,180
      21,899       Goodrich Corp.                                          692,884
      39,571       Goodyear Tire & Rubber Co.                            1,011,831
                                                                  ----------------
                                                                         1,998,895
-------------------------------------------------------------------------------------
Steel - Producers  0.1%
      24,418       Allegheny Technologies, Inc.                            403,874
      18,428       Nucor Corp.                                           1,183,815
      17,809       United States Steel Corp.                               323,233
      13,408       Worthington Industries, Inc.                            205,947
                                                                  ----------------
                                                                         2,116,869
-------------------------------------------------------------------------------------
Telecommunications  1.9%
     170,400       ADC Telecommunications, Inc.(a)                         693,528
      70,734       Alltel Corp.                                          3,929,274
      20,422       Andrew Corp.(a)                                         341,660
     620,554       AT&T Wireless Services, Inc.(a)                       5,553,958
      68,455       Avaya, Inc.(a)                                          505,198
      58,400(c)    Broadcom Corp.(a)                                     2,096,560
      29,850       CenturyTel, Inc.                                      1,014,900
      69,600(c)    CIENA Corp.(a)                                          626,400
      60,900(c)    Citizens Communications Co.(a)                          654,675
      45,700       Comverse Technology, Inc.(a)                            579,019
     301,700       JDS Uniphase Corp.(a)                                 1,777,013
     774,867(c)    Lucent Technologies, Inc.                             3,665,121
     172,940(c)    Nextel Communications, Inc.(a)                          930,417
     716,560       Nortel Networks Corp.                                 3,217,354
     171,600       Qualcomm, Inc.(a)                                     6,459,024
     388,736       Qwest Communications International, Inc.              3,195,410
      36,876(c)    Scientific- Atlanta, Inc.                               851,836
     202,184       Sprint Corp. (FON Group)                              3,091,393
     221,692(c)    Sprint Corp. (PCS Group)(a)                           2,281,211

    24                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
      92,794       Tellabs, Inc.(a)                               $        971,553
     676,300       WorldCom, Inc.(a)                                     4,558,262
                                                                  ----------------
                                                                        46,993,766
-------------------------------------------------------------------------------------
Textiles
      24,234       V.F. Corp.                                            1,048,120
-------------------------------------------------------------------------------------
Tobacco  1.1%
     490,979       Philip Morris Companies, Inc.                        25,859,864
      39,899(c)    UST, Inc.                                             1,553,268
                                                                  ----------------
                                                                        27,413,132
-------------------------------------------------------------------------------------
Travel Services  0.1%
      31,141       Sabre Holdings Corp.(a)                               1,454,596
-------------------------------------------------------------------------------------
Trucking & Shipping  0.2%
      66,816       FedEx Corp.(a)                                        3,882,010
      11,221       Ryder System, Inc.                                      331,468
                                                                  ----------------
                                                                         4,213,478
-------------------------------------------------------------------------------------
Utility Communications  3.4%
     796,230       AT&T Corp.                                           12,500,811
     424,356       BellSouth Corp.                                      15,641,762
     759,901       SBC Communications, Inc.                             28,450,693
     613,833       Verizon Communications, Inc.                         28,021,477
                                                                  ----------------
                                                                        84,614,743
-------------------------------------------------------------------------------------
Utilities - Electric  2.2%
     117,100(c)    AES Corp.(a)                                          1,053,900
      27,600       Allegheny Energy, Inc.                                1,141,260
      29,269(c)    Ameren Corp.(a)                                       1,251,250
      71,691       American Electric Power Co., Inc.                     3,304,238
      28,100       CMS Energy Corp.                                        635,903
      49,851       Consolidated Edison, Inc.                             2,089,255
      35,629       Constellation Energy Group, Inc.                      1,099,155
      59,952       Dominion Resources Inc.                               3,906,472
      36,587(c)    DTE Energy Co.                                        1,664,709

    See Notes to Financial Statements                                     25

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Shares             Description                                    Value (Note 1)
----------------------------------------------------------------------------------------
     188,262(c)    Duke Energy Corp.                              $      7,116,304
      72,962       Edison International                                  1,222,114
      49,815       Entergy Corp.                                         2,162,469
      70,828       Exelon Corp.                                          3,751,759
      65,906       FirstEnergy Corp.                                     2,279,029
      41,436       FPL Group, Inc.                                       2,467,514
      94,699       Mirant Corp.(a)                                       1,368,401
      46,400       NiSource, Inc.                                        1,064,880
      20,000       Pinnacle West Capital Corp.                             907,000
      33,226       PPL Corp.                                             1,316,082
      21,700       Progress Energy, Inc. (CVO)(a)                                0
      49,258       Progress Energy, Inc.                                 2,464,870
      48,797       Public Service Enterprise Group, Inc.                 2,234,903
      65,779       Reliant Energy, Inc.                                  1,696,440
     160,415       Southern Co.                                          4,249,393
      29,900(c)    TECO Energy, Inc.                                       856,037
      61,514(c)    TXU Corp.                                             3,353,128
      82,883       Xcel Energy, Inc.                                     2,101,084
                                                                  ----------------
                                                                        56,757,549
-------------------------------------------------------------------------------------
Waste Management  0.2%
      48,600(c)    Allied Waste Industries, Inc.(a)                        631,800
     144,613       Waste Management, Inc.                                3,940,704
                                                                  ----------------
                                                                         4,572,504
                                                                  ----------------
                   Total common stocks (cost $2,272,402,368)         2,377,514,402
                                                                  ----------------
SHORT-TERM INVESTMENTS  12.2%
Investment Companies  11.9%
 297,549,917(d)    Prudential Core Investment Fund-Taxable
                    Money
                    Market Series (Note 3)                             297,549,917

    26                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited)

Principal
Amount
(000)          Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Securities  0.3%
               United States Treasury Bills
 $    200(b)   1.72%, 6/20/02                                       $        199,236
    8,995(b)   1.78%, 6/20/02                                              8,959,420
                                                                    ----------------
                                                                           9,158,656
                                                                    ----------------
               Total short-term investments (cost $306,708,406)          306,708,573
                                                                    ----------------
               Total Investments  106.7%
                (cost $2,579,110,774; Note 4)                          2,684,222,975
               Liabilities in excess of other assets  (6.7)%            (167,441,372)
                                                                    ----------------
               Net Assets  100%                                     $  2,516,781,603
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing security.
(b) Pledged as initial margin for financial contracts.
(c) Portion of securities on loan with an aggregate market value of $160,113,046; cash collateral of $167,048,591 was received with which the Fund purchased securities.
(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
ADR--American Depository Receipt.
N.V.--Naamloze Vennootschap (Dutch Corporation).
    See Notes to Financial Statements                                     27

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  March 31, 2002
--------------------------------------------------------------------------------------
ASSETS
Investments, at value including collateral for securities on
   loan of $167,048,591 (cost $2,579,110,774)                     $2,684,222,975
Cash                                                                      17,640
Receivable for Fund shares sold                                        3,942,289
Dividends and interest receivable                                      2,645,446
Due from broker - variation margin                                       506,100
Receivable for securities lending income                                 308,674
Prepaid expenses                                                          11,169
                                                                  --------------
      Total assets                                                 2,691,654,293
                                                                  --------------
LIABILITIES
Payable to broker for collateral for securities on loan              167,048,591
Payable for Fund shares reacquired                                     6,621,935
Accrued expenses                                                         452,646
Due to manager                                                           599,022
Distribution fee payable                                                 150,496
                                                                  --------------
      Total liabilities                                              174,872,690
                                                                  --------------
NET ASSETS                                                        $2,516,781,603
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $       98,335
   Paid-in capital in excess of par                                2,467,125,089
                                                                  --------------
                                                                   2,467,223,424
   Undistributed net investment income                                 6,191,177
   Accumulated net realized loss on investments                      (59,729,899)
   Net unrealized appreciation on investments                        103,096,901
                                                                  --------------
Net assets, March 31, 2002                                        $2,516,781,603
                                                                  --------------
                                                                  --------------

    28                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  March 31, 2002
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($56,910,604 / 2,226,176 shares of beneficial interest
      issued and outstanding)                                             $25.56
   Maximum sales charge (3.25% of offering price)                            .86
   Offering price to public                                               $26.42
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering and redemption price per share
      ($98,362,132 / 3,873,430 shares of beneficial interest
      issued and outstanding)                                             $25.39
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($56,792,380 / 2,235,790 shares of beneficial interest
      issued and outstanding)                                             $25.40
   Sales charge (1% of offering price)                                       .26
   Offering price to public                                               $25.66
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offering and redemption price per share
      ($882,411,658 / 34,471,519 shares of beneficial
      interest issued and outstanding)                                    $25.60
                                                                  --------------
                                                                  --------------
Class I:
   Net asset value, offering and redemption price per share
      ($1,422,304,829 / 55,528,127 shares of beneficial
      interest issued and outstanding)                                    $25.61
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     29

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $13,389)          $ 15,646,176
   Interest                                                            1,451,221
   Income from securities loaned, net                                    640,950
                                                                   --------------
      Total income                                                    17,738,347
                                                                   --------------
Expenses
   Management fee                                                      3,599,519
   Distribution fee--Class A                                              61,344
   Distribution fee--Class B                                             445,057
   Distribution fee--Class C                                             256,310
   Transfer agent fee--Class A                                            25,000
   Transfer agent fee--Class B                                            88,000
   Transfer agent fee--Class C                                            26,000
   Transfer agent fee--Class Z                                           535,000
   Transfer agent fee--Class I                                             1,100
   Reports to shareholders                                               153,000
   Custodian's fees and expenses                                          99,000
   Registration fees                                                      97,000
   Legal fees and expenses                                                22,000
   Trustees' fees                                                         14,000
   Audit fee                                                              11,000
   Miscellaneous                                                          28,601
                                                                   --------------
    Total expenses                                                     5,461,931
Less: Expense subsidy (Note 2)                                          (569,100)
                                                                   --------------
    Net expenses                                                       4,892,831
                                                                   --------------
Net investment income                                                 12,845,516
                                                                   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                           (12,985,042)
   Financial futures contracts                                        11,600,864
                                                                   --------------
                                                                      (1,384,178)
                                                                   --------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                       226,231,834
   Financial futures contracts                                        (1,626,425)
                                                                   --------------
                                                                     224,605,409
                                                                   --------------
Net gain on investments                                              223,221,231
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $236,066,747
                                                                   --------------
                                                                   --------------

    30                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months             Year
                                                  Ended               Ended
                                              March 31, 2002    September 30, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $   12,845,516      $   26,277,063
   Net realized loss on investment and
      foreign currency transactions               (1,384,178)        (58,889,787)
   Net change in unrealized
      appreciation/(depreciation) on
      investments and foreign currencies         224,605,409        (721,581,282)
                                              --------------    ------------------
   Net increase (decrease) in net assets
      resulting from operations                  236,066,747        (754,194,006)
                                              --------------    ------------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                       (404,051)           (202,548)
      Class B                                        (70,492)           (209,669)
      Class C                                        (56,309)           (115,025)
      Class Z                                     (9,557,783)         (8,413,201)
      Class I                                    (15,867,500)        (15,320,436)
                                              --------------    ------------------
                                                 (25,956,135)        (24,260,879)
                                              --------------    ------------------
   Distributions from net realized gains
      Class A                                             --                (450)
      Class B                                             --              (1,143)
      Class C                                             --                (579)
      Class Z                                             --             (14,602)
      Class I                                             --             (24,013)
                                              --------------    ------------------
                                                          --             (40,787)
                                              --------------    ------------------
Fund share transactions (net of
   conversions)
   (Note 5):
   Net proceeds from shares sold                 405,614,033       1,175,005,354
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               20,222,382          21,168,640
   Cost of shares reacquired                    (286,466,897)       (880,790,998)
                                              --------------    ------------------
   Net increase in net assets from Fund
      share transactions                         139,369,518         315,382,996
                                              --------------    ------------------
Net increase (decrease)                          349,480,130        (463,112,676)
NET ASSETS
Beginning of period                            2,167,301,473       2,630,414,149
                                              --------------    ------------------
End of period(a)                              $2,516,781,603      $2,167,301,473
                                              --------------    ------------------
                                              --------------    ------------------
---------------
(a) Includes undistributed net investment
    income of:                                $    6,191,177      $   19,301,796
                                              --------------    ------------------
                                              --------------    ------------------

    See Notes to Financial Statements                                     31

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited)

      The Prudential Index Series Fund (the 'Company') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one separate fund, which is the Prudential Stock Index Fund (the 'Fund'). Investment operations of the Fund commenced on November 5, 1992. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor's 500 Composite Stock Price Index.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund.

      Securities Valuation: Securities, including options, warrants, futures contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade, are valued at the last sale price on such exchange or board of trade on the date of valuation or, if there were no sales on such day, at the average of readily available closing bid and asked prices on such day.

      Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer.

      U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent broker/dealer or pricing service.

      Securities for which reliable market quotations are not available or for which a pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the manager or subadviser, does not represent fair value, are valued by the Valuation Committee or Board of Trustees in consultation with the manager or the subadviser.

      Short-term securities which mature in sixty days or less are valued at amortized cost which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Company's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of
    32

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Company are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities -at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses -at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premium and discounts on purchases of debt securities as adjustments to interest
                                                                          33

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Such estimates may differ from actuals.

      Net investment income (loss) (other than distribution and transfer agent fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are allocated based on shareholder activity and number of accounts for each class.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Lending:    The Fund may lend its portfolio securities to
broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Prudential
    34

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Securities Incorporated ('PSI') is the securities lending agent for the Fund. For the six months ended March 31, 2002, PSI has been compensated in the amount of $640,950 for these services.

      Dividends and Distributions:    The Fund will declare and distribute its
net investment income and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .30% of 1% of the average daily net assets of the Fund.

      PI has contractually agreed to reimburse the Fund for certain operating expenses, so that total operating expenses do not exceed .65%, 1.40%, 1.40% .40% and .30% of the average daily net assets for Class A, Class B, Class C, Class Z and Class I shares, respectively. For the six months ended March 31, 2002, PI subsidized $569,100 of the expenses of the Fund (.04%, .13%, .04%, .06% and .04% of the average daily net assets of the Class A, Class B, Class C, Class Z and Class I shares, respectively; $.0039, $.0153, $.0041, $.0073 and $.0043 per
Class A, Class B, Class C, Class Z and Class I shares, respectively).

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C,
                                                                          35

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z and Class I shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class I shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended March 31, 2002.

      PIMS has advised the Fund that it received approximately $24,600 and $43,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively during the six months ended March 31, 2002. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended March 31, 2002, they received approximately $66,000 and $6,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIM, PI, PSI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended March 31, 2002, the amounts of the commitment were as follows: $930 million from October 1, 2001 through December 31, 2001 and $500 million from January 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2002.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI, and an indirect wholly-owned subsidiary of Prudential, serves as the Company's transfer agent. During the six months ended March 31, 2002, the Fund incurred fees of approximately
    36

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

$23,000, $76,000, $25,000, $515,000 and $50 for the Class A, Class B, Class C,
Class Z and Class I shares, respectively, for the services of PMFS. As of March 31, 2002 approximately $2,800, $13,400, $4,300, $83,800 and $6 for the Class A,
Class B, Class C, Class Z and Class I shares, respectively, of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

      Effective November 1, 2001, the Fund pays networking fees to PSI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was $23,350 and is included in transfer agent's fees and expenses in the statement of operations.

      The Fund invests in the Taxable Money Market Series (the 'portfolio'), a portfolio of the Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2002, the series earned income of $1,436,360 from the portfolio.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $105,724,129 and $9,241,180, respectively.

      During the six months ended March 31, 2002, the Fund entered into financial futures contracts. Details of open contracts at March 31, 2002 are as follows:

                                                   Value at         Value at
Number of                         Expiration      March 31,          Trade           Unrealized
Contracts           Type             Date            2002             Date          Depreciation
---------     ----------------    -----------    ------------     ------------     --------------
               Long Position:
   482        S&P 500 Futures     June 2002      $138,478,600     $140,493,900      $ (2,015,300)
                                                                                   --------------
                                                                                   --------------

Note 5. Tax Information
For federal income tax purposes, the Fund has a capital loss carryforward as of March 31, 2002 of approximately $1,876,000 which expires in 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

      The Fund elected for United States Federal income tax purposes, to treat net capital losses of approximately $15,011,000 and $39,411,000 as short-term and
                                                                          37

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

long-term, respectively, as incurred in the eleven months ended September 30, 2001 as having occurred in the current fiscal year.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of March 31, 2002 were as follows:

   Tax Basis                                              Net Unrealized
 of Investments      Appreciation       Depreciation       Appreciation
----------------   ----------------   ----------------   ----------------
 $2,581,547,704      $447,210,559       $344,535,288       $102,675,271

Note 6. Capital
The Fund offers Class A, Class B, Class C, Class Z and Class I shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z and Class I shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class I. As of March 31, 2002, Prudential owned 682,192 Class A shares.

      Transactions in shares of beneficial interest were as follows:

Class A                                                    Shares            Amount
------------------------------------------------------  -------------    ---------------
Six months ended March 31, 2002:
Shares sold                                                   796,579    $    20,208,826
Shares issued in reinvestment of distributions                 14,951            387,834
Shares reacquired                                            (393,926)        (9,947,412)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                  417,604         10,649,248
Shares issued upon conversion from Class B                     40,127          1,022,153
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 457,731    $    11,671,401
                                                        -------------    ---------------
                                                        -------------    ---------------

    38

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                    Shares            Amount
------------------------------------------------------  -------------    ---------------
Year ended September 30, 2001:
Shares sold                                                 1,086,436    $    29,912,004
Shares issued in reinvestment of dividends and
  distributions                                                 6,524            195,933
Shares reacquired                                            (407,986)       (11,107,261)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                  684,974         19,000,676
Shares issued upon conversion from Class B                    134,269          3,700,395
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 819,243    $    22,701,071
                                                        -------------    ---------------
                                                        -------------    ---------------
Class B
------------------------------------------------------
Six months ended March 31, 2002:
Shares sold                                                   920,330    $    22,985,318
Shares issued in reinvestment of distributions                  2,569             66,389
Shares reacquired                                            (334,099)        (8,322,980)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                  588,800         14,728,727
Shares reacquired upon conversion into Class A                (40,327)        (1,022,153)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 548,473    $    13,706,574
                                                        -------------    ---------------
                                                        -------------    ---------------
Year ended September 30, 2001:
Shares sold                                                 1,810,719    $    50,590,434
Shares issued in reinvestment of dividends and
  distributions                                                 6,749            201,863
Shares reacquired                                            (583,723)       (15,886,835)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                1,233,745         34,905,462
Shares reacquired upon conversion into Class A               (135,204)        (3,700,395)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               1,098,541    $    31,205,067
                                                        -------------    ---------------
                                                        -------------    ---------------
Class C
------------------------------------------------------
Six months ended March 31, 2002:
Shares sold                                                   577,967    $    14,435,391
Shares issued in reinvestment of distributions                  2,137             55,226
Shares reacquired                                            (229,742)        (5,711,829)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 350,362    $     8,778,788
                                                        -------------    ---------------
                                                        -------------    ---------------
Year ended September 30, 2001:
Shares sold                                                 1,233,748    $    34,476,006
Shares issued in reinvestment of dividends and
  distributions                                                 3,795            113,517
Shares reacquired                                            (366,603)        (9,928,777)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 870,940    $    24,660,746
                                                        -------------    ---------------
                                                        -------------    ---------------

                                                                          39

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                    Shares            Amount
------------------------------------------------------  -------------    ---------------
Six months ended March 31, 2002:
Shares sold                                                 5,297,330    $   133,374,511
Shares issued in reinvestment of distributions                321,795          8,353,809
Shares reacquired                                          (5,186,845)      (130,499,757)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 432,280    $    11,228,563
                                                        -------------    ---------------
                                                        -------------    ---------------
Year ended September 30, 2001:
Shares sold                                                15,145,113    $   424,998,576
Shares issued in reinvestment of dividends and
  distributions                                               279,898          8,410,944
Shares reacquired                                         (12,372,172)      (345,864,262)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               3,052,839    $    87,545,258
                                                        -------------    ---------------
                                                        -------------    ---------------
Class I
------------------------------------------------------
Six months ended March 31, 2002:
Shares sold                                                 8,513,431    $   213,587,835
Shares issued in reinvestment of distributions                437,394         11,359,124
Shares reacquired                                          (5,219,476)      (130,962,767)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               3,731,349    $    93,984,192
                                                        -------------    ---------------
                                                        -------------    ---------------
Year ended September 30, 2001:
Shares sold                                                22,488,407    $   635,028,334
Shares issued in reinvestment of dividends and
  distributions                                               407,398         12,246,383
Shares reacquired                                         (17,781,129)      (498,003,863)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               5,114,676    $   149,270,854
                                                        -------------    ---------------
                                                        -------------    ---------------

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights (Unaudited)

                                                                 Class A
                                       -----------------------------------------------------------
                                                                              November 18, 1999(d)
                                       Six Months Ended      Year Ended             Through
                                          March 31,         September 30,        September 30,
                                             2002               2001                  2000
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                                  $  23.30            $ 32.06              $  31.53
                                           --------         -------------           --------
Income from investment operations:
Net investment income(a)                        .10                .21                   .12
Net realized and unrealized gain
   (loss) on investment
   transactions                                2.37              (8.76)                  .41
                                           --------         -------------           --------
      Total from investment
      operations                               2.47              (8.55)                  .53
                                           --------         -------------           --------
Less distributions:
Dividends from net investment
   income                                      (.21)              (.21)                   --
Distributions from net realized
   gains                                         --                 --(e)                 --
                                           --------         -------------           --------
      Total distributions                      (.21)              (.21)                   --
                                           --------         -------------           --------
Net asset value, end of period             $  25.56            $ 23.30              $  32.06
                                           --------         -------------           --------
                                           --------         -------------           --------
TOTAL RETURN(b)                               10.60%            (26.81)%                1.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)            $ 56,911            $41,198              $ 30,432
Average net assets (000)                   $ 49,210            $37,775              $ 19,055
Ratios to average net assets:(a)
   Expenses, including distribution
      and service (12b-1) fees                  .65%(c)            .65%                  .65%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                  .40%(c)            .40%                  .40%(c)
   Net investment income                        .84%(c)            .79%                  .72%(c)
   Portfolio turnover rate                        0%                 3%                    2%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class A shares.
(e) Less than $.005 per share.
    See Notes to Financial Statements                                     41

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                 Class B
                                       -----------------------------------------------------------
                                                                              November 18, 1999(d)
                                       Six Months Ended      Year Ended             Through
                                          March 31,         September 30,        September 30,
                                             2002               2001                  2000
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                                  $  23.06            $ 31.85              $  31.53
                                           --------         -------------           --------
Income from investment operations:
Net investment income (loss)(a)                 .02                .04                  (.01)
Net realized and unrealized gain
   (loss) on investment
   transactions                                2.33              (8.74)                  .33
                                           --------         -------------           --------
      Total from investment
      operations                               2.35              (8.70)                  .32
                                           --------         -------------           --------
Less distributions:
Dividends from net investment
   income                                      (.02)              (.09)                   --
Distributions from net realized
   gains                                         --                 --(e)                 --
                                           --------         -------------           --------
      Total distributions                      (.02)              (.09)                   --
                                           --------         -------------           --------
Net asset value, end of period             $  25.39            $ 23.06              $  31.85
                                           --------         -------------           --------
                                           --------         -------------           --------
TOTAL RETURN(b)                               10.19%            (27.39)%                1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)            $ 98,362            $76,668              $ 70,903
Average net assets (000)                   $ 89,256            $78,694              $ 42,919
Ratios to average net assets:(a)
   Expenses, including distribution
      and service (12b-1) fees                 1.40%(c)           1.40%                 1.40%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                  .40%(c)            .40%                  .40%(c)
   Net investment income (loss)                 .05%(c)            .05%                 (.05)%(c)
   Portfolio turnover rate                        0%                 3%                    2%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class B shares.
(e) Less than $.005 per share.
    42                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                 Class C
                                       -----------------------------------------------------------
                                                                              November 18, 1999(d)
                                       Six Months Ended      Year Ended             Through
                                          March 31,         September 30,        September 30,
                                             2002               2001                  2000
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                                  $  23.06            $ 31.85              $  31.53
                                           --------         -------------           --------
Income from investment operations:
Net investment income(a)                        .02                .05                    --(e)
Net realized and unrealized gain
   (loss) on investment
   transactions                                2.35              (8.75)                  .32
                                           --------         -------------           --------
      Total from investment
      operations                               2.37              (8.70)                  .32
                                           --------         -------------           --------
Less distributions:
Dividends from net investment
   income                                      (.03)              (.09)                   --
Distributions from net realized
   gains                                         --                 --(e)                 --
                                           --------         -------------           --------
      Total distributions                      (.03)              (.09)                   --
                                           --------         -------------           --------
Net asset value, end of period             $  25.40            $ 23.06              $  31.85
                                           --------         -------------           --------
                                           --------         -------------           --------
TOTAL RETURN(b)                               10.27%            (27.37)%                1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)            $ 56,792            $43,487              $ 32,308
Average net assets (000)                   $ 51,402            $41,230              $ 20,854
Ratios to average net assets:(a)
   Expenses, including distribution
      and service (12b-1) fees                 1.40%(c)           1.37%                 1.37%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                  .40%(c)            .37%                  .37%(c)
   Net investment income (loss)                 .12%(c)            .09%                 (.01)%(c)
   Portfolio turnover rate                        0%                 3%                    2%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Less than $.005 per share.
    See Notes to Financial Statements                                     43

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                  March 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   23.35
                                                                 -----------------
Income from investment operations:
Net investment income(a)                                                   .13
Net realized and unrealized gain (loss) on investment
transactions                                                              2.40
                                                                 -----------------
      Total from investment operations                                    2.53
                                                                 -----------------
Less distributions:
Dividends from net investment income                                      (.28)
Distributions from net realized gains                                       --
                                                                 -----------------
      Total distributions                                                 (.28)
                                                                 -----------------
Net asset value, end of period                                       $   25.60
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b)                                                          10.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 882,412
Average net assets (000)                                             $ 867,760
Ratios to average net assets:(a)
   Expenses                                                                .40%(c)
   Net investment income                                                  1.08%(c)
   Portfolio turnover rate                                                   0%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Less than $.005 per share.
    44                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                      Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  32.12             $  28.96             $  23.11             $  21.86             $  16.06
----------------     ----------------     ----------------     ----------------     ----------------
         .28                  .29                  .22                  .15                  .46
       (8.78)                3.53                 6.07                 1.69                 5.75
----------------     ----------------     ----------------     ----------------     ----------------
       (8.50)                3.82                 6.29                 1.84                 6.21
----------------     ----------------     ----------------     ----------------     ----------------
        (.27)                (.32)                (.26)                (.21)                (.26)
          --(d)              (.34)                (.18)                (.38)                (.15)
----------------     ----------------     ----------------     ----------------     ----------------
        (.27)                (.66)                (.44)                (.59)                (.41)
----------------     ----------------     ----------------     ----------------     ----------------
    $  23.35             $  32.12             $  28.96             $  23.11             $  21.86
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (26.67)%              13.28%               27.41%                8.61%               39.34%
    $794,954             $995,426             $866,762             $381,374             $185,881
    $928,287             $980,790             $681,129             $313,721             $254,644
         .40%                 .40%                 .40%                 .40%                 .46%
        1.04%                 .95%                1.16%                1.30%                1.66%
           3%                   2%                   3%                   1%                   5%

    See Notes to Financial Statements                                     45

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class I
                                                                  ----------------
                                                                  Six Months Ended
                                                                   March 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    23.38
                                                                  ----------------
Income from investment operations:
Net investment income(a)                                                    .15
Net realized and unrealized gain (loss) on investment
transactions                                                               2.38
                                                                  ----------------
      Total from investment operations                                     2.53
                                                                  ----------------
Less distributions:
Dividends from net investment income                                       (.30)
Distributions from net realized gains                                        --
                                                                  ----------------
      Total distributions                                                  (.30)
                                                                  ----------------
Net asset value, end of period                                       $    25.61
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b)                                                           10.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,422,305
Average net assets (000)                                             $1,348,643
Ratios to average net assets:(a)
   Expenses                                                                 .30%(c)
   Net investment income                                                   1.18%(c)
   Portfolio turnover rate                                                    0%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class I shares.
(e) Less than $.005 per share.
    46                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights (Unaudited) Cont'd.

                                                    Class I
---------------------------------------------------------------------------------------------------------------
                           Year Ended September 30,                                   August 1, 1997(d)
-------------------------------------------------------------------------------     Through September 30,
      2001                 2000                 1999                 1998                   1997
---------------------------------------------------------------------------------------------------------------
   $    32.16           $    28.99           $    23.13            $  21.87               $   21.87
----------------     ----------------     ----------------     ----------------          ----------
          .30                  .33                  .36                 .31                     .06
        (8.78)                3.53                 5.96                1.55                    (.06)
----------------     ----------------     ----------------     ----------------          ----------
        (8.48)                3.86                 6.32                1.86                      --
----------------     ----------------     ----------------     ----------------          ----------
         (.30)                (.35)                (.28)               (.22)                     --
           --(e)              (.34)                (.18)               (.38)                     --
----------------     ----------------     ----------------     ----------------          ----------
         (.30)                (.69)                (.46)               (.60)                     --
----------------     ----------------     ----------------     ----------------          ----------
   $    23.38           $    32.16           $    28.99            $  23.13               $   21.87
----------------     ----------------     ----------------     ----------------          ----------
----------------     ----------------     ----------------     ----------------          ----------
       (26.58)%              13.38%               27.55%               8.69%                      0%
   $1,210,995           $1,501,345           $1,019,034            $639,408               $ 312,127
   $1,431,444           $1,317,874           $  915,642            $505,605               $ 296,788
          .30%                 .30%                 .30%                .30%                    .30%(c)
         1.14%                1.05%                1.26%               1.42%                   1.73%(c)
            3%                   2%                   3%                  1%                      5%

    See Notes to Financial Statements                                     47

Prudential Index Series Fund  Prudential Stock Index Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
          www.prudential.com  (800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
--------------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Prudential Index Series Fund  Prudential Stock Index Fund

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

         www.prudential.com  (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Index Series Fund  Prudential Stock Index Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

       www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
Maria G. Master, Assistant Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment
   Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Fund Symbols     Nasdaq      CUSIP
  Class A        PSIAX     74438C100
  Class B        PBSIX     74438C209
  Class C        PSICX     74438C308
  Class Z        PSIFX     74438C407
  Class I        PDSIX     74438C506

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2002, were not audited and, accordingly, no auditors' opinion is expressed on them.

(LOGO)


Fund Symbols     NASDAQ      CUSIP
Class A          PSIAX     74438C100
Class B          PBSIX     74438C209
Class C          PSICX     74438C308
Class Z          PSIFX     74438C407
Class I          PDSIX     74438C506

MF174E2  IFS-A070977

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.